LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of items related to operating lease in consolidated balance sheet

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	US$
			(Note 3)
Operating lease right-of-use assets	6,363,724	12,061,697	1,748,782
Operating lease liabilities-current portion	4,306,738	5,792,931	839,896
Operating lease liabilities-non-current portion	2,567,342	7,405,805	1,073,741

Schedule of lease cost

	Classification in Consolidated
	Statements of Operations
	and Comprehensive (Loss) Gain	December 31, 2021	December 31, 2022	December 31, 2022
		RMB	RMB	US$
				(Note 3)
Operating lease cost	Operating expenses	4,220,789	4,254,040	616,778
Cost of other leases with terms less than one year	Operating expenses	62,430	87,329	12,662
Total		4,283,219	4,341,369	629,440

Schedule of maturities of operating lease liabilities

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	US$
			(Note 3)
Due within one year	4,511,953	6,278,361	910,277
Due in the second year	1,780,332	5,172,713	749,973
Due in the third year	882,132	2,502,839	362,878
Total lease payments	7,174,417	13,953,913	2,023,128
Less: imputed interest	(300,337)	(755,177)	(109,491)
Total	6,874,080	13,198,736	1,913,637

Summary of lease term and discount rate for the Company's operating lease

Operating Lease
Weighted average remaining lease term (in years)	1.23
Weighted average discount rate	4.65%

Schedule of supplemental cash flow information related to operating leases

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	US$
			(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	4,813,050	2,381,173	345,238